Lease (Details) - Schedule of components of lease expenses - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Components Of Lease Expenses Abstract
Operating lease expenses for variable payments	¥ 1,886	¥ 193
Operating lease expenses for fixed payments	79,114	119,729
Short-term lease expenses	5,122	1,444
Total	86,122	121,366
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 74,333	¥ 82,808